SCHEDULE OF LOSS ON DISPOSAL OF A SUBSIDIARY (Details) - USD ($)		12 Months Ended
	Jun. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal			$ (42,346)
Zhengxinhui Education Technology Co Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	$ 3
Non-Current assets	42,653
Net Assets	42,656
Cash Consideration	310
Loss on disposal	$ 42,346